Disclosure of Detailed Information About Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-current portion
Senior Notes, unsecured	$ 7,013	$ 5,535		$ 5,515
Finance lease liabilities on leasehold interests in land				122
Lease liabilities	127	128	$ 127
Other finance lease liabilities				3
Non-current portion of non-current borrowings, including deferred financing costs	7,140	5,663		5,640
Less: deferred financing costs	(86)	(74)		(88)
Non-current portion of non-current borrowings	7,054	5,589		5,552
Current portion
Current finance lease liabilities on leasehold interests in land, secured				8
Lease liabilities	19	19	$ 14
Other finance lease liabilities				2
Current portion of non-current borrowings	19	19		10
Total borrowings	$ 7,073	$ 5,608		$ 5,562